Document And Entity Information	Dec. 30, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 30, 2021
Entity Registrant Name	Fathom Digital Manufacturing Corp
Entity Central Index Key	0001836176
Entity Emerging Growth Company	true
Entity File Number	001-39994
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1571400
Entity Address, Address Line One	1050 Walnut Ridge Drive
Entity Address, City or Town	Hartland
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53029
City Area Code	(262)
Local Phone Number	367-8254
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	Introductory Note
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FATH
Security Exchange Name	NYSE
Class A Common Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A common stock
Trading Symbol	FATH.WS
Security Exchange Name	NYSE